Financial assets mandatory at fair value through other comprehensive income	3 Months Ended
Jun. 30, 2018
Financial assets mandatory at fair value through other comprehensive income [Abstract]
Financial assets mandatory at fair value through other comprehensive income [text block]

Financial assets mandatory at fair value through other comprehensive income

in € m.	Jun 30, 2018	Dec 31, 2017
Securities purchased under resale agreement	1,703	N/A
Debt securities	42,298	N/A
Loans	4,811	N/A
Total financial assets mandatory at fair value through other comprehensive income	48,812	N/A